                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-10427
                                   ------------


                 RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:     10/31
                         --------------
Date of reporting period:     1/31
                         --------------

                          PORTFOLIO HOLDINGS
                                 FOR
                 RIVERSOURCE INTERNATIONAL AGGRESSIVE
                             GROWTH FUND
                           AT JAN. 31, 2007

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.6%)(c)

ISSUER                               SHARES                    VALUE(a)

AUSTRALIA (4.6%)
CAPITAL MARKETS (0.6%)
Macquarie Bank                        31,158                 $1,962,163
Perpetual                             17,700                  1,080,316
                                                             ----------
Total                                                         3,042,479
-----------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Australia & New Zealand
   Banking Group                     105,820                  2,400,821
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
ABC Learning Centres                 205,000                  1,230,396
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.3%)
WorleyParsons                         88,047                  1,478,636
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Woolworths                           110,449                  2,044,662
-----------------------------------------------------------------------

INSURANCE (0.7%)
Promina Group                        255,811                  1,441,088
QBE Insurance Group                   88,088                  2,113,887
                                                             ----------
Total                                                         3,554,975
-----------------------------------------------------------------------

IT SERVICES (0.2%)
Computershare                        156,842                  1,122,276
-----------------------------------------------------------------------

MEDIA (0.2%)
Seek                                 200,966                    983,951
-----------------------------------------------------------------------

METALS & MINING (0.9%)
BHP Billiton                          55,835                  1,143,366
Jubilee Mines                        108,000                  1,385,068
Rio Tinto                              9,731                    585,567
Sino Gold                            270,000(b)               1,472,665
Zinifex                               74,225                    962,877
                                                             ----------
Total                                                         5,549,543
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.3%)
Caltex Australia                      34,302                    582,634
Paladin Resources                    139,654(b)                 955,938
                                                             ----------
Total                                                         1,538,572
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

AUSTRALIA (CONT.)
TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Billabong Intl                       152,000                 $1,934,884
-----------------------------------------------------------------------

AUSTRIA (1.0%)
BUILDING PRODUCTS (0.2%)
Wienerberger                          14,500                    896,327
-----------------------------------------------------------------------

COMMERCIAL BANKS (0.3%)
Raiffeisen Intl Bank Holding          11,130                  1,712,004
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Zumtobel                              31,000(b)               1,010,702
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
IMMOFINANZ                           103,961(b)               1,578,696
-----------------------------------------------------------------------

BELGIUM (1.5%)
BEVERAGES (0.4%)
InBev                                 25,610                  1,651,571
-----------------------------------------------------------------------

CHEMICALS (0.2%)
Umicore                                7,580                  1,335,580
-----------------------------------------------------------------------

COMMERCIAL BANKS (0.3%)
KBC Groep                             12,275                  1,552,273
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Eurofins Scientific                   19,000(b)               1,315,719
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Belgacom                              24,901                  1,128,033
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.2%)
Colruyt                                5,711                  1,217,780
-----------------------------------------------------------------------

BRAZIL (1.2%)
INSURANCE (0.2%)
Porto Seguro                          36,000                  1,180,606
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

BRAZIL (CONT.)
PAPER & FOREST PRODUCTS (0.6%)
Suzano Papel e Celulose              232,000                 $2,547,048
-----------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Natura Cosmeticos                    126,000                  1,703,906
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Brascan Residential Properties        28,300(b)                 220,021
-----------------------------------------------------------------------

ROAD & RAIL (0.1%)
Localiza Rent A Car                   21,000                    635,749
-----------------------------------------------------------------------

CANADA (4.5%)
COMMERCIAL BANKS (0.6%)
Bank of Nova Scotia                   34,900                  1,505,630
Royal Bank of Canada                  41,800                  1,939,724
                                                             ----------
Total                                                         3,445,354
-----------------------------------------------------------------------

ELECTRIC UTILITIES (0.1%)
Fortis                                30,800                    703,903
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.3%)
ShawCor Series A                      78,000                  1,621,520
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
METRO Series A                        33,100                  1,063,668
Van Houtte                            47,000                    927,936
                                                             ----------
Total                                                         1,991,604
-----------------------------------------------------------------------

MACHINERY (--%)
RailPower Technologies                 8,400(b)                   9,281
-----------------------------------------------------------------------

MEDIA (0.1%)
Alliance Atlantis
   Communications Series B            15,100(b)                 662,213
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS
    AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

CANADA (CONT.)
METALS & MINING (0.9%)
Inmet Mining                          21,600                 $1,117,817
Ivanhoe Mines                         44,000(b)                 428,931
Lundin Mining                         27,184(b)                 932,703
Major Drilling Group Intl             28,000(b)                 606,357
Northern Orion Resources             106,000(b)                 405,405
Teck Cominco Series B                 18,800                  1,386,273
                                                             ----------
Total                                                         4,877,486
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.3%)
EnCana                                41,400                  1,986,257
Husky Energy                          17,500                  1,122,493
Imperial Oil                          40,000                  1,411,185
Oilexco                               98,000(b)                 687,149
Talisman Energy                       55,000                    969,021
UrAsia Energy                         82,000(b)                 383,308
                                                             ----------
Total                                                         6,559,413
-----------------------------------------------------------------------

ROAD & RAIL (0.4%)
Canadian Natl Railway                 43,000                  1,960,692
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
RONA                                  70,000(b)               1,291,008
-----------------------------------------------------------------------

CHILE (0.4%)
CHEMICALS (0.2%)
Sociedad Quimica y
   Minera de Chile ADR                 8,600                  1,166,762
-----------------------------------------------------------------------

METALS & MINING (0.2%)
Antofagasta                          112,051                  1,032,095
-----------------------------------------------------------------------

CHINA (0.4%)
INTERNET SOFTWARE & SERVICES (0.1%)
Sohu.com                              13,400(b)                 359,924
-----------------------------------------------------------------------

IT SERVICES (0.1%)
TravelSky Technology Series H        338,000                    569,880
-----------------------------------------------------------------------

MARINE (0.2%)
China Shipping Development Series H  895,000                  1,258,184
-----------------------------------------------------------------------

CZECHOSLOVAKIA FEDERATED REPUBLIC (0.2%)
COMMERCIAL BANKS
Komercni Banka                         8,500                  1,278,959
-----------------------------------------------------------------------

DENMARK (0.7%)
CHEMICALS (0.2%)
Novozymes Series B                    13,000                  1,127,609
-----------------------------------------------------------------------

MACHINERY (0.2%)
NKT Holding                           10,850                    956,272
-----------------------------------------------------------------------

PHARMACEUTICALS (0.3%)
Novo Nordisk Series B                 19,200                  1,656,798
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                    VALUE(a)

FINLAND (1.1%)
COMMERCIAL SERVICES & SUPPLIES (0.3%)
Jaakko Poyry Group                    90,000                 $1,553,664
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.2%)
Nokia                                 49,861                  1,102,624
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Elisa                                 41,206                  1,215,774
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.2%)
Kesko Series B                        22,661                  1,211,484
-----------------------------------------------------------------------

MEDIA (0.2%)
SanomaWSOY                            35,407                  1,030,628
-----------------------------------------------------------------------

FRANCE (7.3%)
AIR FREIGHT & LOGISTICS (0.2%)
Norbert Dentressangle                 15,000                  1,286,159
-----------------------------------------------------------------------

AIRLINES (0.2%)
Air France-KLM                        26,428                  1,191,640
-----------------------------------------------------------------------

COMMERCIAL BANKS (1.0%)
BNP Paribas                           26,217                  2,935,669
Societe Generale                      12,106                  2,148,586
                                                             ----------
Total                                                         5,084,255
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Bacou-Dalloz                          10,000                  1,244,730
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
VINCI                                 18,203                  2,517,082
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.8%)
Ciments Francais                       8,983                  1,983,763
Imerys                                12,600                  1,196,835
Lafarge                                6,404                    983,680
                                                             ----------
Total                                                         4,164,278
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Iliad                                 20,100                  1,961,804
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Carbone Lorraine                      30,000                  1,735,737
Legrand                               40,000                  1,192,240
                                                             ----------
Total                                                         2,927,977
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.2%)
Compagnie Generale de
   Geophysique-Veritas                 5,382(b)               1,074,485
-----------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Groupe Danone                         15,837                  2,447,842
-----------------------------------------------------------------------

GAS UTILITIES (0.3%)
Rubis                                 18,886                  1,430,147
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
Pierre & Vacances                     11,000                  1,346,056
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Kaufman & Broad                       17,733                  1,155,393
Nexity                                14,735                  1,237,832
                                                             ----------
Total                                                         2,393,225
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                    VALUE(a)

FRANCE (CONT.)
INSURANCE (0.2%)
APRIL Group                           25,000                 $1,312,809
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Trigano                               20,000                    985,719
-----------------------------------------------------------------------

MEDIA (0.2%)
Vivendi                               28,790                  1,187,839
-----------------------------------------------------------------------

OFFICE ELECTRONICS (0.2%)
Neopost                                8,500                  1,093,663
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.7%)
Total                                 54,098                  3,676,414
-----------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Sanofi-Aventis                        23,705                  2,088,573
-----------------------------------------------------------------------

GERMANY (6.9%)
AUTO COMPONENTS (0.2%)
ElringKlinger                         13,000                    883,368
-----------------------------------------------------------------------

AUTOMOBILES (0.3%)
BMW                                   22,773                  1,394,397
-----------------------------------------------------------------------

CAPITAL MARKETS (0.4%)
Deutsche Bank                         13,549                  1,919,031
Deutsche Beteiligungs                 14,000                    405,263
                                                             ----------
Total                                                         2,324,294
-----------------------------------------------------------------------

CHEMICALS (0.4%)
Bayer                                 35,495                  2,102,550
-----------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
DEPFA Bank                            63,000                  1,113,354
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
GFK                                   22,800                  1,071,841
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.6%)
Wincor Nixdorf                        20,806                  3,325,357
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.7%)
Deutsche Boerse                       17,223                  3,641,735
-----------------------------------------------------------------------

ELECTRIC UTILITIES (0.6%)
E.ON                                  24,519                  3,339,317
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.7%)
Fresenius Medical Care & Co            8,392                  1,126,003
Rhon-Klinikum                         47,000                  2,466,949
                                                             ----------
Total                                                         3,592,952
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Rational                               5,150                    928,365
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.8%)
Siemens                               38,421                  4,249,493
-----------------------------------------------------------------------

INSURANCE (0.3%)
Allianz                                7,233                  1,448,641
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Takkt                                 43,000                    753,992
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS
    AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                     VALUE(a)

GERMANY (CONT.)
MACHINERY (0.4%)
MAN                                   11,891                 $1,257,508
Vossloh                               14,000                  1,099,713
                                                             ----------
Total                                                         2,357,221
-----------------------------------------------------------------------

MEDIA (0.3%)
CTS Eventim                           39,700                  1,565,256
-----------------------------------------------------------------------

METALS & MINING (0.3%)
Salzgitter                            12,111                  1,560,610
-----------------------------------------------------------------------

MULTI-UTILITIES (0.1%)
RWE                                    7,452                    781,729
-----------------------------------------------------------------------

SOFTWARE (0.1%)
SAP                                   12,254                    568,478
-----------------------------------------------------------------------

GREECE (0.7%)
COMMERCIAL BANKS (0.2%)
Alpha Bank                            37,086                  1,198,264
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.5%)
Intralot-Integrated Lottery
   Systems & Services                 81,692                  2,778,491
-----------------------------------------------------------------------

HONG KONG (2.3%)
COMMUNICATIONS EQUIPMENT (0.2%)
Vtech Holdings                       191,000                  1,182,952
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
Lenovo Group                       2,557,000                  1,041,781
TPV Technology                     1,165,000                    721,805
                                                             ----------
Total                                                         1,763,586
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Hong Kong Exchanges and Clearing     254,000                  2,774,001
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Kingboard Chemical Holdings          267,500                  1,105,328
-----------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
China Green Holdings               1,070,000                    616,600
Global Bio-Chem Technology Group   2,026,000                    589,733
                                                             ----------
Total                                                         1,206,333
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (--%)
Melco PBL Entertainment Macau ADR      6,100(b)                 117,974
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Techtronic Inds                      750,000                  1,154,398
-----------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Hengan Intl Group                    394,000                  1,077,210
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Esprit Holdings                      145,000                  1,474,737
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
EganaGoldfeil Holdings               854,000                    542,870
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

INDIA (0.5%)
CHEMICALS (0.1%)
Asian Paints                          36,000                   $651,688
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Housing Development Finance           60,000                  2,283,261
-----------------------------------------------------------------------

INDONESIA (0.1%)
GAS UTILITIES
Perusahaan Gas Negara                700,000                    723,907
-----------------------------------------------------------------------

IRELAND (3.5%)
BEVERAGES (0.5%)
C&C Group                            179,714                  2,667,416
-----------------------------------------------------------------------

BUILDING PRODUCTS (0.5%)
Kingspan Group                       102,124                  2,579,862
-----------------------------------------------------------------------

COMMERCIAL BANKS (1.2%)
Allied Irish Banks                    42,532                  1,224,879
Anglo Irish Bank                     160,044                  3,250,233
Bank of Ireland                      101,282                  2,270,999
                                                              ---------
Total                                                         6,746,111
-----------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
IAWS Group                            90,000                  2,090,824
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.4%)
United Drug                          382,000                  2,014,416
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.1%)
Paddy Power                           25,000                    545,828
-----------------------------------------------------------------------

INSURANCE (0.1%)
FBD Holdings                          14,925                    771,064
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Grafton Group Unit                    90,000(b)               1,394,302
-----------------------------------------------------------------------

ITALY (3.1%)
AUTOMOBILES (0.2%)
Ducati Motor Holding                 700,000(b)                 846,598
-----------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
GranitiFiandre                        62,000                    662,850
-----------------------------------------------------------------------

COMMERCIAL BANKS (0.1%)
UniCredito Italiano                   71,720                    666,108
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Buzzi Unicem                          36,993                  1,051,870
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.7%)
Banca Italease                        51,952                  3,610,887
-----------------------------------------------------------------------

ELECTRIC UTILITIES (0.4%)
Enel                                 179,232                  1,900,907
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.1%)
Amplifon                              90,000                    770,044
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

ITALY (CONT.)
HOUSEHOLD DURABLES (0.3%)
Indesit                               62,367                 $1,106,961
SABAF                                 15,000                    528,267
                                                             ----------
Total                                                         1,635,228
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Compagnie Industriali Riunite        470,000                  1,735,623
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
Eni                                   89,784                  2,893,234
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Geox                                  68,871                  1,111,226
-----------------------------------------------------------------------

JAPAN (18.2%)
AIR FREIGHT & LOGISTICS (0.4%)
Kintetsu World Express                38,100                  1,010,482
Yusen Air & Sea Service               57,000                  1,347,794
                                                             ----------
Total                                                         2,358,276
-----------------------------------------------------------------------

AUTO COMPONENTS (0.5%)
FCC                                   36,000                    890,594
Nippon Seiki                          43,000                  1,001,569
Takata                                18,000(b)                 690,587
                                                             ----------
Total                                                         2,582,750
-----------------------------------------------------------------------

AUTOMOBILES (1.6%)
Honda Motor                           69,200                  2,719,589
Toyota Motor                          78,500                  5,167,007
Yamaha Motor                          28,300                    877,047
                                                             ----------
Total                                                         8,763,643
-----------------------------------------------------------------------

BEVERAGES (0.2%)
Ito En                                39,000                  1,195,098
-----------------------------------------------------------------------

CAPITAL MARKETS (0.3%)
RISA Partners                            190                    945,680
SPARX Asset Management                   700                    634,606
                                                             ----------
Total                                                         1,580,286
-----------------------------------------------------------------------

CHEMICALS (1.0%)
Japan Pure Chemical                       92                    416,180
JSR                                   62,500                  1,491,581
Kansai Paint                         194,000                  1,687,518
Shin-Etsu Chemical                    25,800                  1,682,738
                                                             ----------
Total                                                         5,278,017
-----------------------------------------------------------------------

COMMERCIAL BANKS (2.7%)
Bank of Fukuoka                       77,000                    614,503
Chiba Bank                           215,000                  1,944,615
Hiroshima Bank                       114,800                    654,247
Mitsubishi UFJ Financial Group           385                  4,671,563
Mizuho Financial Group                   539                  3,900,191
Sumitomo Mitsui Financial Group          183                  1,870,194
Sumitomo Trust & Banking              97,000                  1,043,220
                                                             ----------
Total                                                        14,698,533
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS
    AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

JAPAN (CONT.)
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Asahi Pretec                          35,500                   $774,187
Fullcast                                 200                    500,609
Park24                                95,000                  1,375,194
                                                              ---------
Total                                                         2,649,990
-----------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
ORIX                                   6,110                  1,763,347
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Osaka Securities Exchange                100                    565,312
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
Cosel                                 30,000                    488,366
Ushio                                 63,000                  1,305,708
                                                              ---------
Total                                                         1,794,074
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
Hirose Electric                        3,700                    440,297
Hoya                                  40,000                  1,457,904
Ibiden                                47,400                  2,363,984
                                                              ---------
Total                                                         4,262,185
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Ain Pharmaciez                        35,000                    517,016
-----------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
Meiji Dairies                        106,000                    812,579
Nippon Suisan Kaisha                 175,200                  1,033,322
T. Hasegawa                           50,000                    757,426
Yakult Honsha                         32,800                    939,312
                                                              ---------
Total                                                         3,542,639
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Hogy Medical                          21,700                  1,023,718
Nagaileben                            16,000                    335,521
Nakanishi                              4,800                    596,959
Olympus                               41,000                  1,313,046
                                                              ---------
Total                                                         3,269,244
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.1%)
AS ONE                                14,700                    386,162
Message                                  175                    334,589
                                                              ---------
Total                                                           720,751
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Casio Computer                        53,000                  1,099,059
Daito Trust Construction              27,200                  1,306,264
Joint                                 27,300                  1,005,017
Makita                                42,600                  1,487,832
                                                              ---------
Total                                                         4,898,172
-----------------------------------------------------------------------

IT SERVICES (0.4%)
Nomura Research Institute              6,600                  1,030,419
NTT Data                                 221                  1,134,016
                                                              ---------
Total                                                         2,164,435
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Shimano                               19,000                    553,087
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

JAPAN (CONT.)
MACHINERY (1.1%)
Hitachi Construction Machinery        41,000                 $1,154,369
Komatsu                              104,300                  2,214,084
Mori Seiki                            40,800                    895,333
NSK                                   87,000                    798,617
Tocalo                                26,600                    822,754
                                                             ----------
Total                                                         5,885,157
-----------------------------------------------------------------------

MARINE (0.3%)
Mitsui OSK Lines                     149,000                  1,553,033
-----------------------------------------------------------------------

MEDIA (0.5%)
Jupiter Telecommunications             3,100(b)               2,546,209
-----------------------------------------------------------------------

METALS & MINING (0.4%)
Nippon Steel                         326,000                  1,926,750
-----------------------------------------------------------------------

OFFICE ELECTRONICS (0.6%)
Canon                                 56,700                  2,992,218
-----------------------------------------------------------------------

PHARMACEUTICALS (0.8%)
Eisai                                 27,400                  1,408,577
Takeda Pharmaceutical                 41,800                  2,734,403
                                                             ----------
Total                                                         4,142,980
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.7%)
AEON Mall                             30,500                  1,723,539
ARDEPRO                                2,746                    931,565
Kenedix                                  360                  1,731,781
Mitsubishi Estate                     77,000                  2,210,119
Sumitomo Realty & Development         41,000                  1,429,861
Urban                                 66,800                  1,071,374
                                                             ----------
Total                                                         9,098,239
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
SUMCO                                 23,700                    858,026
-----------------------------------------------------------------------

SOFTWARE (0.5%)
CAPCOM                                46,300                    879,678
Nintendo                               6,600                  1,955,725
                                                             ----------
Total                                                         2,835,403
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
GEO                                      457                    941,175
USS                                   22,000                  1,449,071
                                                             ----------
Total                                                         2,390,246
-----------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Kamigumi                              55,000                    462,653
-----------------------------------------------------------------------

LUXEMBOURG (0.5%)
MEDIA
SES FDR                              155,000                  2,704,417
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
GAGFAH                                 7,000                    209,434
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

MEXICO (0.7%)
HOUSEHOLD DURABLES (0.5%)
Consorcio ARA                        240,000                 $1,614,034
Urbi Desarrollos Urbanos             210,000(b)                 752,045
                                                             ----------
Total                                                         2,366,079
-----------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.2%)
Grupo Aeroportuario del
   Centro Norte ADR                    6,000(b)                 145,560
Grupo Aeroportuario del
   Pacifico ADR                        3,000                    121,380
Grupo Aeroportuario
   del Sureste ADR                    20,500                    891,340
                                                             ----------
Total                                                         1,158,280
-----------------------------------------------------------------------

NETHERLANDS (6.0%)
BEVERAGES (0.3%)
Heineken                              29,214                  1,479,732
-----------------------------------------------------------------------

CHEMICALS (0.2%)
Akzo Nobel                            16,155                  1,017,664
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
USG People                            52,000                  2,205,085
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.6%)
Imtech                                26,300                  1,752,289
Royal Boskalis Westminster             7,900                    725,111
Wavin                                 40,400(b)                 797,575
                                                             ----------
Total                                                         3,274,975
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.7%)
Fugro                                 94,811                  4,509,123
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.2%)
Sligro Food Group                     15,427                  1,053,393
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.5%)
OPG Groep                             22,420                  2,636,373
-----------------------------------------------------------------------

MACHINERY (0.5%)
Aalberts Inds                         28,500                  2,638,650
-----------------------------------------------------------------------

METALS & MINING (0.5%)
Arcelor Mittal                        57,445                  2,716,024
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.8%)
Royal Dutch Shell Series A            64,649                  2,181,952
Royal Dutch Shell Series B            64,237                  2,158,557
                                                             ----------
Total                                                         4,340,509
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
ASML Holding                          63,160(b)               1,604,606
-----------------------------------------------------------------------

SOFTWARE (0.3%)
Unit 4 Agresso                        62,000                  1,516,766
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Ten Cate                              50,000                  1,548,082
-----------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.4%)
Smit Intl                             33,900                  2,049,927
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS
    AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                     VALUE(a)

NEW ZEALAND (0.2%)
HOTELS, RESTAURANTS & LEISURE
Sky City Entertainment Group         287,000                 $1,063,945
-----------------------------------------------------------------------

NORWAY (1.9%)
AUTO COMPONENTS (0.2%)
Kongsberg Automotive                 100,000                    986,643
-----------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
Acta Holding                         186,000                  1,043,837
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.3%)
Tandberg                              81,100                  1,361,592
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Telenor                              101,160                  2,064,700
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.4%)
Aker Kvaerner                          8,402                    955,755
Petroleum Geo-Services                47,970(b)               1,128,040
                                                             ----------
Total                                                         2,083,795
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Orkla                                 21,120                  1,272,307
-----------------------------------------------------------------------

IT SERVICES (0.2%)
Ementor                              181,000(b)               1,249,481
-----------------------------------------------------------------------

RUSSIA (0.5%)
IT SERVICES (0.3%)
RBC Information Systems ADR           31,050(b)               1,428,300
-----------------------------------------------------------------------

METALS & MINING (0.2%)
Mechel ADR                            21,000                    594,300
Novolipetsk Steel GDR                 37,500                    924,750
                                                             ----------
Total                                                         1,519,050
-----------------------------------------------------------------------

SINGAPORE (0.9%)
DIVERSIFIED FINANCIAL SERVICES (0.2%)
Singapore Exchange                   350,000                  1,547,774
-----------------------------------------------------------------------

MACHINERY (0.3%)
MMI Holdings                       1,641,000                  1,434,317
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
UOL Group                            371,000                  1,238,554
-----------------------------------------------------------------------

ROAD & RAIL (0.2%)
ComfortDelGro                        700,000                    832,726
-----------------------------------------------------------------------

SOUTH AFRICA (1.1%)
MEDIA (0.3%)
Naspers Series N                      64,000                  1,620,289
-----------------------------------------------------------------------

METALS & MINING (0.6%)
Impala Platinum Holdings              76,000                  2,204,646
Randgold Resources ADR                35,000(b)                 822,850
                                                             ----------
Total                                                         3,027,496
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
Edgars Consolidated Stores           220,000                  1,237,964
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

SOUTH KOREA (1.6%)
BUILDING PRODUCTS (--%)
Sung Kwang Bend                        2,975(b)                 $24,307
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Daewoo Engineering & Construction     62,100                  1,174,687
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
MegaStudy                              7,500(b)               1,037,725
YBM Sisa.com                          12,000                    224,602
                                                              ---------
Total                                                         1,262,327
-----------------------------------------------------------------------

MACHINERY (0.1%)
Taewoong                              20,000                    614,234
-----------------------------------------------------------------------

MEDIA (--%)
Woongjin Thinkbig                      5,500                     93,968
-----------------------------------------------------------------------

METALS & MINING (0.2%)
Korea Zinc                             9,911                    882,510
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.7%)
Samsung Electronics                    5,147                  3,189,001
-----------------------------------------------------------------------

TOBACCO (0.2%)
KT&G                                  18,713                  1,139,484
-----------------------------------------------------------------------

SPAIN (2.1%)
COMMERCIAL BANKS (0.6%)
Banco Popular Espanol                105,258                  2,019,106
Banco Santander Central Hispano       62,026                  1,179,252
                                                              ---------
Total                                                         3,198,358
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
ACS Actividades de
   Construccion y Servicios           27,706                  1,511,246
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Telefonica                            82,992                  1,820,068
-----------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Red Electrica de Espana               25,800                  1,039,402
-----------------------------------------------------------------------

INSURANCE (0.2%)
Grupo Catalana Occidente              29,997                  1,181,806
-----------------------------------------------------------------------

MEDIA (0.1%)
Promotora de Informaciones            30,000                    561,144
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
Inditex                               34,970                  1,987,253
-----------------------------------------------------------------------

SWEDEN (2.2%)
COMMERCIAL BANKS (0.3%)
Swedbank                              36,500                  1,384,717
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.1%)
Telefonaktiebolaget LM
   Ericsson Series B                 193,000                    768,091
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Peab                                  46,200                  1,016,839
Sweco Series B                        27,000                  1,025,825
                                                              ---------
Total                                                         2,042,664
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SWEDEN (CONT.)
MACHINERY (0.9%)
Alfa Laval                            27,500                 $1,301,876
Hexagon Series B                      79,500                  3,269,717
                                                             ----------
Total                                                         4,571,593
-----------------------------------------------------------------------
MEDIA (0.2%)
Modern Times Group Series B           20,550                  1,306,314
-----------------------------------------------------------------------
SPECIALTY RETAIL (0.3%)
KappAhl Holding                        4,555                     54,219
Nobia                                 38,000                  1,519,049
                                                             ----------
Total                                                         1,573,268
-----------------------------------------------------------------------
SWITZERLAND (6.9%)
BIOTECHNOLOGY (0.2%)
Actelion                               5,095(b)               1,241,765
-----------------------------------------------------------------------
BUILDING PRODUCTS (0.6%)
Geberit                                1,919                  3,246,965
-----------------------------------------------------------------------
CAPITAL MARKETS (0.3%)
UBS                                   23,389                  1,470,329
-----------------------------------------------------------------------
CHEMICALS (0.6%)
Givaudan                               1,200                  1,086,427
Sika                                   1,175(b)               1,990,163
                                                             ----------
Total                                                         3,076,590
-----------------------------------------------------------------------
COMPUTERS & PERIPHERALS (0.1%)
Logitech Intl                         17,000(b)                 486,760
-----------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.2%)
ABB                                   73,893                  1,315,884
-----------------------------------------------------------------------
FOOD PRODUCTS (0.6%)
Nestle                                 8,846                  3,250,489
-----------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Nobel Biocare Holding                  4,600                  1,526,198
Phonak Holding                        14,788                  1,149,736
Synthes                               16,500                  2,082,132
                                                             ----------
Total                                                         4,758,066
-----------------------------------------------------------------------
INSURANCE (0.3%)
Zurich Financial Services              5,568                  1,504,114
-----------------------------------------------------------------------
MACHINERY (0.4%)
Burckhardt Compression Holding         7,200(b)               1,202,156
Schindler Holding                     18,500                  1,196,869
                                                             ----------
Total                                                         2,399,025
-----------------------------------------------------------------------
MARINE (0.3%)
Kuehne & Nagel Intl                   23,500                  1,821,348
-----------------------------------------------------------------------
METALS & MINING (0.3%)
Xstrata                               35,189                  1,653,209
-----------------------------------------------------------------------
PHARMACEUTICALS (1.9%)
Novartis                              89,877                  5,182,269
Roche Holding                         23,587                  4,442,767
                                                             ----------
Total                                                         9,625,036
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5   RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS
    AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SWITZERLAND (CONT.)
TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Swatch Group Cl B                      5,546                 $1,319,916
-----------------------------------------------------------------------

TAIWAN (0.5%)
COMPUTERS & PERIPHERALS (0.2%)
Advantech                            407,995                  1,289,139
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Wah Lee Industrial                   416,000                    862,972
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.1%)
Formosa Intl Hotels                   38,956                    450,351
-----------------------------------------------------------------------

UNITED KINGDOM (12.6%)
AEROSPACE & DEFENSE (0.2%)
Chemring Group                        40,065                  1,329,173
-----------------------------------------------------------------------

AIRLINES (0.3%)
British Airways                      129,455(b)               1,374,738
-----------------------------------------------------------------------

CAPITAL MARKETS (0.4%)
Man Group                            188,594                  1,989,413
-----------------------------------------------------------------------

COMMERCIAL BANKS (1.0%)
Barclays                             133,006                  1,940,717
HBOS                                 163,202                  3,571,860
                                                             ----------
Total                                                         5,512,577
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Mears Group                           54,800                    337,645
Michael Page Intl                    127,880                  1,205,458
RPS Group                            252,000                  1,424,016
                                                             ----------
Total                                                         2,967,119
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Keller Group                         104,935                  1,837,602
-----------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Inchcape                             106,313                  1,110,887
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Debt Free Direct                      50,000                    290,545
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
BT Group                             427,291                  2,583,134
-----------------------------------------------------------------------

ELECTRIC UTILITIES (0.4%)
Scottish & Southern Energy            78,202                  2,306,377
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.4%)
Expro Intl Group                     128,928                  2,332,805
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Tesco                                 98,561                    812,237
Wm Morrison Supermarkets             227,183                  1,262,684
                                                             ----------
Total                                                         2,074,921
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

UNITED KINGDOM (CONT.)
HOTELS, RESTAURANTS & LEISURE (0.3%)
Punch Taverns                         62,487                 $1,410,986
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Persimmon                             52,412                  1,431,431
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
Reckitt Benckiser                     47,322                  2,284,710
-----------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Intl Power                           200,467                  1,425,202
-----------------------------------------------------------------------

INSURANCE (0.4%)
Admiral Group                         48,289                    970,130
Amlin                                186,668                  1,122,173
                                                             ----------
Total                                                         2,092,303
-----------------------------------------------------------------------

IT SERVICES (--%)
Detica Group                           3,200                     22,917
-----------------------------------------------------------------------

MEDIA (0.6%)
Taylor Nelson Sofres                 150,000                    657,424
United Business Media                 74,457                  1,036,298
WPP Group                             95,876                  1,412,287
                                                             ----------
Total                                                         3,106,009
-----------------------------------------------------------------------

METALS & MINING (0.6%)
Anglo American                        39,408                  1,840,487
BHP Billiton                          34,135                    642,904
Rio Tinto                             17,179                    927,314
                                                             ----------
Total                                                         3,410,705
-----------------------------------------------------------------------

MULTILINE RETAIL (0.4%)
Marks & Spencer Group                155,461                  2,068,983
-----------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Centrica                             270,558                  1,981,250
Natl Grid                            167,808                  2,538,008
                                                             ----------
Total                                                         4,519,258
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.7%)
BG Group                              63,762                    842,441
BP                                   105,615                  1,117,134
Tullow Oil                           200,600                  1,573,144
                                                             ----------
Total                                                         3,532,719
-----------------------------------------------------------------------

PHARMACEUTICALS (1.6%)
AstraZeneca                           75,600                  4,232,706
GlaxoSmithKline                      156,085                  4,214,778
                                                             ----------
Total                                                         8,447,484
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
British Land                          43,305                  1,341,556
Workspace Group                      100,000                    948,003
                                                             ----------
Total                                                         2,289,559
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

UNITED KINGDOM (CONT.)
ROAD & RAIL (0.2%)
Northgate                             57,100                 $1,243,236
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.7%)
Northern Rock                         90,000                  2,084,089
Paragon Group of Companies           135,000                  1,594,996
                                                             ----------
Total                                                         3,679,085
-----------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
BBA Group                            143,000                    795,212
-----------------------------------------------------------------------

UNITED STATES (0.7%)
ENERGY EQUIPMENT & SERVICES (0.4%)
Atwood Oceanics                       43,000(b)               2,079,910
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.3%)
Central European Distribution         57,500(b)               1,695,675
-----------------------------------------------------------------------

METALS & MINING (0.2%)
IPSCO                                 10,300                  1,041,555
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $413,521,866)                                       $520,631,674
-----------------------------------------------------------------------

PREFERRED STOCKS (0.7%)(c)

ISSUER                                SHARES                   VALUE(a)

Porsche                                2,179                 $2,759,885
Hugo Boss                             22,500                  1,197,653
-----------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $2,383,914)                                           $3,957,538
-----------------------------------------------------------------------

MONEY MARKET FUND (2.2%)

                                    SHARES                     VALUE(a)

RiverSource Short-Term Cash Fund  11,667,480(d)             $11,667,480
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $11,667,480)                                         $11,667,480
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $427,573,260)(e)                                    $536,256,692
=======================================================================


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6   RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS
    AT JAN. 31, 2007

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2006.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $427,573,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $113,429,000

      Unrealized depreciation                                       (4,745,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $108,684,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
7   RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS
    AT JAN. 31, 2007

                                                             S-6243-80 G (3/07)

                           PORTFOLIO HOLDINGS
                                  FOR
                 RIVERSOURCE INTERNATIONAL EQUITY FUND
                            AT JAN. 31, 2007

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.6%)(c)

ISSUER                               SHARES                    VALUE(a)

AUSTRALIA (4.2%)
BEVERAGES (0.2%)
Coca-Cola Amatil                      64,295                   $392,015
-----------------------------------------------------------------------

BIOTECHNOLOGY (0.9%)
CSL                                   34,952                  1,892,129
-----------------------------------------------------------------------

CAPITAL MARKETS (1.5%)
Macquarie Bank                        48,577                  3,059,119
-----------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Natl Australia Bank                   28,265                    889,593
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Amcor                                136,088                    772,713
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (--%)
Suncorp-Metway                         3,160                     53,130
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Telstra                              178,250                    589,106
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Tabcorp Holdings                      63,805                    866,221
-----------------------------------------------------------------------

INSURANCE (0.1%)
Insurance Australia Group             61,580                    310,048
-----------------------------------------------------------------------

AUSTRIA (1.6%)
COMMERCIAL BANKS
Erste Bank der
   Oesterreichischen
   Sparkassen                         41,324                  3,229,417
-----------------------------------------------------------------------

BELGIUM (0.4%)
DIVERSIFIED FINANCIAL SERVICES
Fortis                                21,540                    907,244
-----------------------------------------------------------------------

BRAZIL (1.9%)
COMMERCIAL BANKS (1.2%)
UNIBANCO - Uniao de
   Bancos Brasileiros GDR             25,314                  2,400,527
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                     VALUE(a)

BRAZIL (CONT.)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Tele Norte Leste
   Participacoes ADR                  38,460                   $518,825
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Gafisa                                43,499(b)                 635,381
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
Petroleo Brasileiro ADR                4,010                    394,103
-----------------------------------------------------------------------

CANADA (1.0%)
FOOD & STAPLES RETAILING (0.5%)
Shoppers Drug Mart                    24,056                  1,028,401
-----------------------------------------------------------------------

ROAD & RAIL (0.5%)
Canadian Natl Railway                 23,934                  1,093,544
-----------------------------------------------------------------------

CHINA (1.2%)
COMMERCIAL BANKS (0.7%)
Industrial & Commercial
   Bank of China Series H          2,598,000(b)               1,507,312
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
CNOOC ADR                             11,738                  1,006,768
-----------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (--%)
China Merchants
   Holdings Intl                      22,000                     80,785
-----------------------------------------------------------------------

FINLAND (0.9%)
COMMUNICATIONS EQUIPMENT (0.5%)
Nokia                                 33,720                    745,683
Nokia ADR                             13,540                    299,234
                                                              ---------
Total                                                         1,044,917
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
M-real Series B                       37,980                    259,091
UPM - Kymmene                         24,784                    635,403
                                                              ---------
Total                                                           894,494
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

FRANCE (9.6%)
AUTO COMPONENTS (0.3%)
Valeo                                 13,637                   $623,669
-----------------------------------------------------------------------

AUTOMOBILES (0.1%)
Peugeot                                4,370                    287,859
-----------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Compagnie de Saint-Gobain              5,430                    514,665
-----------------------------------------------------------------------

COMMERCIAL BANKS (0.9%)
BNP Paribas                            6,960                    779,351
Credit Agricole                       23,190                    998,316
                                                              ---------
Total                                                         1,777,667
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
France Telecom                        49,390                  1,372,758
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Carrefour                             12,650                    730,462
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Accor                                  7,183                    597,494
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Thomson                               40,260                    766,416
-----------------------------------------------------------------------

INSURANCE (1.2%)
AXA                                   63,538                  2,693,929
-----------------------------------------------------------------------

MACHINERY (1.2%)
Vallourec                              9,385                  2,447,922
-----------------------------------------------------------------------

MEDIA (0.8%)
JC Decaux                             35,168                  1,048,857
Lagardere                              6,890                    544,097
                                                              ---------
Total                                                         1,592,954
-----------------------------------------------------------------------

MULTI-UTILITIES (1.2%)
Veolia Environnement                  35,691                  2,511,065
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
Total                                 28,572                  1,941,708
-----------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Sanofi-Aventis                        22,870                  2,015,004
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1  RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

GERMANY (5.8%)
AIR FREIGHT & LOGISTICS (0.7%)
Deutsche Post                         49,810                 $1,536,547
-----------------------------------------------------------------------

AUTO COMPONENTS (1.8%)
Continental                           29,481                  3,581,175
-----------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
Deutsche Bank                          2,890                    409,329
-----------------------------------------------------------------------

CHEMICALS (0.1%)
Linde                                  2,256                    241,680
-----------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Medion                                10,000                    115,972
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Deutsche Telekom                      50,410                    889,006
-----------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
E.ON                                   4,630                    630,574
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Metro                                  4,130                    284,203
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.7%)
Siemens                               14,050                  1,553,978
-----------------------------------------------------------------------

INSURANCE (0.8%)
Allianz                                3,890                    779,098
Hannover
   Rueckversicherung                  19,210(b)                 855,504
                                                             ----------
Total                                                         1,634,602
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Infineon Technologies                 26,260(b)                 378,532
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Adidas-Salomon                        17,970                    865,275
-----------------------------------------------------------------------

GREECE (0.5%)
ELECTRIC UTILITIES
Public Power                          36,700                  1,063,172
-----------------------------------------------------------------------

HONG KONG (4.1%)
COMMERCIAL BANKS (0.2%)
BOC Hong Kong Holdings               168,000                    439,587
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.1%)
Melco PBL Entertainment
   Macau ADR                          53,948(b)               1,043,354
Shangri-La Asia                      444,000                  1,191,020
                                                             ----------
Total                                                         2,234,374
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
Citic Pacific                         59,100                    207,869
Hutchison Whampoa                     67,500                    672,095
                                                             ----------
Total                                                           879,964
-----------------------------------------------------------------------

SPECIALTY RETAIL (1.4%)
Esprit Holdings                      284,500                  2,893,537
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.0%)
China Mobile                         233,000                  2,146,398
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

INDIA (0.7%)
COMMERCIAL BANKS
ICICI Bank ADR                        32,088                 $1,416,685
-----------------------------------------------------------------------

IRELAND (0.2%)
COMMERCIAL BANKS
Bank of Ireland                       19,200                    430,062
-----------------------------------------------------------------------

ISRAEL (0.4%)
PHARMACEUTICALS
Teva Pharmaceutical
   Inds ADR                           21,210                    744,471
-----------------------------------------------------------------------

ITALY (4.5%)
COMMERCIAL BANKS (2.8%)
Intesa Sanpaolo                      612,952                  4,632,772
UniCredito Italiano                  112,960                  1,049,130
                                                             ----------
Total                                                         5,681,902
-----------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Enel                                  46,860                    496,990
-----------------------------------------------------------------------

INSURANCE (0.4%)
Unipol                               196,500                    729,712
-----------------------------------------------------------------------

MEDIA (0.5%)
Mediaset                              91,670                  1,108,527
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.6%)
Eni                                   24,260                    781,763
Saras                                109,480(b)                 556,221
                                                             ----------
Total                                                         1,337,984
-----------------------------------------------------------------------

JAPAN (19.0%)
AUTO COMPONENTS (0.2%)
NOK                                   20,200                    354,938
Toyoda Gosei                           2,000                     47,685
                                                             ----------
Total                                                           402,623
-----------------------------------------------------------------------

AUTOMOBILES (2.1%)
Nissan Motor                          87,300                  1,092,032
Toyota Motor                          47,200                  3,106,786
                                                             ----------
Total                                                         4,198,818
-----------------------------------------------------------------------

BUILDING PRODUCTS (0.9%)
Daikin Inds                           36,793                  1,220,853
JS Group                              24,500                    560,681
                                                             ----------
Total                                                         1,781,534
-----------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
Nomura Holdings                       21,800                    446,177
-----------------------------------------------------------------------

CHEMICALS (0.2%)
Kuraray                               37,300                    450,578
-----------------------------------------------------------------------

COMMERCIAL BANKS (3.7%)
77 Bank                               84,400                    558,332
Mitsubishi UFJ Financial Group           104                  1,261,929
Mitsui Trust Holdings                200,400                  2,203,610
Mizuho Financial Group                   138                    998,565

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

JAPAN (CONT.)
COMMERCIAL BANKS (3.7%)
Shinsei Bank                         117,900                   $649,990
Sumitomo Mitsui Financial Group          187                  1,911,072
                                                              ---------
Total                                                         7,583,498
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (--%)
Shimizu                                5,100                     27,588
-----------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
Aiful                                 15,954                    485,925
SFCG                                   1,810                    288,376
Takefuji                              19,970                    804,878
                                                              ---------
Total                                                         1,579,179
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
Mabuchi Motor                          3,300                    192,264
Nippon Electric Glass                 35,000                    837,709
TDK                                    5,500                    462,668
                                                              ---------
Total                                                         1,492,641
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
AEON                                  58,500                  1,274,508
Lawson                                14,600                    529,333
Matsumotokiyoshi                      22,531                    510,158
                                                              ---------
Total                                                         2,313,999
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (1.2%)
Funai Electric                         6,900                    629,771
Rinnai                                 2,500                     74,694
Sekisui Chemical                     103,400                    799,881
Sekisui House                         73,800                  1,039,855
                                                              ---------
Total                                                         2,544,201
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.5%)
Kao                                   38,100                  1,092,947
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
FUJIFILM Holdings                     23,500                    973,195
Sankyo                                 2,000                     99,451
Sega Sammy Holdings                   38,141                    985,685
                                                              ---------
Total                                                         2,058,331
-----------------------------------------------------------------------

MACHINERY (0.4%)
Hino Motors                          161,300                    836,525
-----------------------------------------------------------------------

MEDIA (0.6%)
Dentsu                                   399                  1,192,900
-----------------------------------------------------------------------

OFFICE ELECTRONICS (0.7%)
Canon                                  6,806                    359,172
Ricoh                                 49,700                  1,088,340
                                                              ---------
Total                                                         1,447,512
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Nippon Paper Group                       172                    656,648
-----------------------------------------------------------------------

PHARMACEUTICALS (0.6%)
Astellas Pharma                       16,000                    682,763
Chugai Pharmaceutical                 23,000                    517,992
                                                              ---------
Total                                                         1,200,755
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2  RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

JAPAN (CONT.)
ROAD & RAIL (0.7%)
Nippon Express                       265,200                 $1,508,754
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
Advantest                             20,800                  1,044,511
Rohm                                  15,100                  1,373,863
                                                             ----------
Total                                                         2,418,374
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Yamada Denki                          15,300                  1,274,011
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.3%)
Marubeni                             270,000                  1,461,795
Mitsubishi                            61,800                  1,256,121
                                                             ----------
Total                                                         2,717,916
-----------------------------------------------------------------------

MEXICO (3.2%)
BEVERAGES (0.3%)
Coca-Cola Femsa ADR                   12,450                    498,249
Fomento Economico Mexicano ADR           499                     59,915
                                                             ----------
Total                                                           558,164
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.3%)
CEMEX ADR                             75,907(b)               2,685,589
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Telefonos de Mexico ADR Series L      14,050                    431,335
-----------------------------------------------------------------------

MEDIA (0.2%)
Grupo Televisa ADR                    13,484                    397,239
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
America Movil ADR Series L            58,497                  2,594,927
-----------------------------------------------------------------------

NETHERLANDS (2.1%)
COMMERCIAL BANKS (0.5%)
ABN AMRO Holding                      35,012                  1,124,429
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Koninklijke Philips Electronics       15,680                    612,714
-----------------------------------------------------------------------

INSURANCE (0.4%)
Aegon                                 43,177                    851,688
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
Royal Dutch Shell Series A            51,896                  1,758,223
-----------------------------------------------------------------------

SINGAPORE (1.5%)
COMMERCIAL BANKS (0.9%)
DBS Group Holdings                    70,020                  1,005,445
United Overseas Bank                  80,800                    997,109
                                                             ----------
Total                                                         2,002,554
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
CapitaLand                           266,000                  1,167,999
-----------------------------------------------------------------------

SOUTH AFRICA (0.3%)
COMMERCIAL BANKS
Nedbank Group                         29,486                    566,798
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SOUTH KOREA (0.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
KT ADR                                14,530                   $335,643
-----------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Korea Electric Power ADR              22,580                    516,405
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.1%)
LG Electronics                         3,730                    207,958
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
SK Telecom ADR                        18,360                    436,050
-----------------------------------------------------------------------

SPAIN (0.9%)
COMMERCIAL BANKS (0.5%)
Banco Bilbao Vizcaya Argentaria       20,890                    522,189
Banco Santander Central Hispano       25,640                    487,473
                                                              ---------
Total                                                         1,009,662
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
Repsol YPF                            23,690                    781,270
-----------------------------------------------------------------------

SWEDEN (1.8%)
COMMUNICATIONS EQUIPMENT (1.6%)
Telefonaktiebolaget LM Ericsson ADR   83,890                  3,337,983
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Svenska Cellulosa Series B             9,440                    506,290
-----------------------------------------------------------------------

SWITZERLAND (11.5%)
CAPITAL MARKETS (2.1%)
Credit Suisse Group                    6,060                    429,759
UBS                                   63,929                  4,018,840
                                                              ---------
Total                                                         4,448,599
-----------------------------------------------------------------------

CHEMICALS (2.6%)
Ciba Specialty Chemicals              19,347                  1,295,622
Clariant                              29,070(b)                 500,172
Lonza Group                           22,523                  2,135,941
Syngenta                               8,505(b)               1,574,226
                                                              ---------
Total                                                         5,505,961
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Holcim                                 3,492                    345,943
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
ABB                                   92,557                  1,648,252
-----------------------------------------------------------------------

FOOD PRODUCTS (1.7%)
Nestle                                 9,768                  3,589,280
-----------------------------------------------------------------------

INSURANCE (1.1%)
Swiss Reinsurance                     28,359                  2,369,571
-----------------------------------------------------------------------

PHARMACEUTICALS (3.0%)
Novartis                              31,360                  1,808,204
Roche Holding                         22,601                  4,257,048
                                                              ---------
Total                                                         6,065,252
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

TAIWAN (0.3%)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
United Microelectronics ADR          183,525                   $651,514
-----------------------------------------------------------------------

UNITED KINGDOM (18.3%)
AEROSPACE & DEFENSE (1.4%)
BAE Systems                          337,601                  2,782,713
-----------------------------------------------------------------------

BEVERAGES (1.5%)
Diageo                               107,225                  2,092,856
SABMiller                             38,710                    880,477
                                                              ---------
Total                                                         2,973,333
-----------------------------------------------------------------------

CAPITAL MARKETS (1.1%)
Man Group                            212,145                  2,237,845
-----------------------------------------------------------------------

COMMERCIAL BANKS (3.6%)
HBOS                                  34,786                    761,331
HSBC Holdings                         99,047                  1,804,809
Royal Bank of Scotland Group         117,119                  4,718,136
                                                              ---------
Total                                                         7,284,276
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Rentokil Initial                     354,500                  1,129,315
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (--%)
Rexam                                  9,720                    103,044
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Tesco                                266,638                  2,197,351
-----------------------------------------------------------------------

FOOD PRODUCTS (1.2%)
Cadbury Schweppes                     76,489                    867,475
Unilever                              61,813                  1,688,076
                                                              ---------
Total                                                         2,555,551
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.0%)
Reckitt Benckiser                     43,325                  2,091,734
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Smiths Group                          32,910                    691,535
-----------------------------------------------------------------------

INSURANCE (0.6%)
Friends Provident                    100,490                    429,804
Old Mutual                           260,090                    882,337
                                                              ---------
Total                                                         1,312,141
-----------------------------------------------------------------------

MEDIA (0.9%)
Reed Elsevier                         89,590                  1,025,754
Trinity Mirror                        79,390                    747,427
                                                              ---------
Total                                                         1,773,181
-----------------------------------------------------------------------

METALS & MINING (0.6%)
Anglo American                         7,641                    356,860
BHP Billiton                          50,770                    956,211
                                                              ---------
Total                                                         1,313,071
-----------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Debenhams                            203,210                    665,204
-----------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Centrica                             125,530                    919,235
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3  RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

UNITED KINGDOM (CONT.)
OIL, GAS & CONSUMABLE FUELS (1.0%)
BP                                   200,919                 $2,125,204
-----------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
GlaxoSmithKline                       77,946                  2,104,784
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.1%)
Northern Rock                         95,363                  2,208,277
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.7%)
Vodafone Group                       522,399                  1,528,686
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $170,387,826)                                       $200,892,883
-----------------------------------------------------------------------

OTHER (--%)(c)

ISSUER                                SHARES                   VALUE(a)

FRANCE
Credit Agricole
   Rights                             22,200(b)                 $18,514
-----------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                     $18,514
-----------------------------------------------------------------------

MONEY MARKET FUND (3.1%)

                                    SHARES                     VALUE(a)

RiverSource Short-Term Cash Fund   6,479,002(d)              $6,479,002
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $6,479,002)                                           $6,479,002
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $176,866,828)(e)                                    $207,390,399
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2006.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $176,867,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $33,081,000

      Unrealized depreciation                                       (2,558,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                  $30,523,000
      -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4  RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007


                                                             S-6259-80 G (3/07)

                            PORTFOLIO HOLDINGS
                                   FOR
                               RIVERSOURCE
                     INTERNATIONAL SELECT VALUE FUND
                            AT JAN. 31, 2007

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.8%)(c)

ISSUER                                    SHARES                  VALUE(a)

AUSTRALIA (2.7%)
COMMERCIAL BANKS (--%)
Natl Australia Bank                         35,300              $1,111,008
--------------------------------------------------------------------------

INSURANCE (0.9%)
Promina Group                              204,400               1,151,468
QBE Insurance Group                        811,600              19,476,337
                                                                ----------
Total                                                           20,627,805
--------------------------------------------------------------------------

METALS & MINING (0.8%)
Zinifex                                  1,307,300              16,958,821
--------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.0%)
Macquarie Airports Management            3,859,700              10,673,209
Macquarie Infrastructure Group           3,969,700              11,310,682
                                                                ----------
Total                                                           21,983,891
--------------------------------------------------------------------------

AUSTRIA (0.6%)
OIL, GAS & CONSUMABLE FUELS
OMV                                        269,300              14,548,821
--------------------------------------------------------------------------

BELGIUM (1.5%)
DIVERSIFIED FINANCIAL SERVICES
Fortis                                     824,300              34,700,495
--------------------------------------------------------------------------

BRAZIL (1.0%)
COMMERCIAL BANKS (0.2%)
UNIBANCO - Uniao de
  Bancos Brasileiros GDR                    52,900               5,016,507
--------------------------------------------------------------------------

METALS & MINING (0.8%)
Gerdau ADR                                 629,950              10,646,155
Usinas Siderurgicas de
  Minas Gerais Series A                    158,200               5,978,250
                                                                ----------
Total                                                           16,624,405
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                  VALUE(a)

CANADA (3.5%)
COMMERCIAL BANKS (0.7%)
Bank of Nova Scotia                             --                     $12
Royal Bank of Canada                       335,300              15,559,562
                                                                ----------
Total                                                           15,559,574
--------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
TELUS                                      271,576              12,542,453
--------------------------------------------------------------------------

INSURANCE (0.7%)
ING Canada                                 373,864              16,824,845
--------------------------------------------------------------------------

METALS & MINING (1.1%)
IPSCO                                       85,332               8,628,946
Teck Cominco Series B                      213,800              15,765,161
                                                                ----------
Total                                                           24,394,107
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
EnCana                                     183,400               8,799,023
--------------------------------------------------------------------------

CHINA (0.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
China Telecom Series H                   7,672,000               3,706,080
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
China Petroleum & Chemical Series H      6,084,000               5,080,710
PetroChina Series H                      5,958,000               7,339,360
                                                                ----------
Total                                                           12,420,070
--------------------------------------------------------------------------

DENMARK (0.7%)
COMMERCIAL BANKS
Danske Bank                                324,200              14,934,246
--------------------------------------------------------------------------

FRANCE (12.0%)
AIRLINES (0.4%)
Air France-KLM                             211,400               9,532,037
--------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Michelin Series B                           73,100               6,710,900
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                  VALUE(a)

FRANCE (CONT.)
AUTOMOBILES (2.2%)
Renault                                    397,000             $49,321,972
--------------------------------------------------------------------------

COMMERCIAL BANKS (4.8%)
BNP Paribas                                392,630              43,965,047
Credit Agricole                            645,646              27,794,676
Societe Generale                           210,000              37,271,025
                                                               -----------
Total                                                          109,030,748
--------------------------------------------------------------------------

MEDIA (0.4%)
Lagardere                                  116,600               9,207,793
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.4%)
Total                                      790,800              53,741,507
--------------------------------------------------------------------------

PHARMACEUTICALS (1.5%)
Sanofi-Aventis                             384,326              33,861,763
--------------------------------------------------------------------------

GERMANY (14.8%)
AIRLINES (1.3%)
Deutsche Lufthansa                       1,070,000              30,008,340
--------------------------------------------------------------------------

AUTO COMPONENTS (0.9%)
Continental                                165,000              20,043,213
--------------------------------------------------------------------------

AUTOMOBILES (0.3%)
DaimlerChrysler                            111,400               6,966,608
--------------------------------------------------------------------------

CHEMICALS (1.9%)
BASF                                       438,900              42,427,104
--------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
Deutsche Telekom                         1,447,900              25,534,443
--------------------------------------------------------------------------

ELECTRIC UTILITIES (2.4%)
E.ON                                       399,000              54,341,036
--------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
EPCOS                                      297,300(b)            5,474,528
--------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS
  AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                  VALUE(a)

GERMANY (CONT.)
HEALTH CARE PROVIDERS & SERVICES (0.2%)
Fresenius Medical Care & Co                 35,000              $4,696,151
--------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
TUI                                        621,400(f)           13,023,996
--------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Siemens                                    107,000(f)           11,834,563
--------------------------------------------------------------------------

INSURANCE (3.8%)
Allianz                                    168,900              33,827,665
Munich Re Group                            321,100              50,537,408
                                                                ----------
Total                                                           84,365,073
--------------------------------------------------------------------------

MULTI-UTILITIES (1.6%)
RWE                                        334,370              35,076,060
--------------------------------------------------------------------------

HONG KONG (0.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
China Netcom Group Corp Hong Kong        2,953,000               7,387,385
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Sino Land                                1,885,870               4,257,594
--------------------------------------------------------------------------

HUNGARY (0.3%)
OIL, GAS & CONSUMABLE FUELS
MOL Magyar Olaj-es Gazipari                 62,100               6,470,040
--------------------------------------------------------------------------

INDIA (0.3%)
COMMERCIAL BANKS
State Bank of India GDR                     96,500               6,272,500
--------------------------------------------------------------------------

ITALY (5.0%)
COMMERCIAL BANKS (1.3%)
Banco Popolare di Verona e Novara          209,500               6,605,938
Intesa Sanpaolo                          3,105,875              23,474,613
                                                                ----------
Total                                                           30,080,551
--------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
Buzzi Unicem                               570,781              16,229,754
--------------------------------------------------------------------------

INSURANCE (0.6%)
Fondiaria - SAI                            285,500              12,494,113
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.4%)
Eni                                      1,695,500              54,636,448
--------------------------------------------------------------------------

JAPAN (21.8%)
AUTOMOBILES (3.8%)
Honda Motor                                598,800              23,533,087
Nissan Motor                             1,384,300              17,316,152
Toyota Motor                               713,500              46,963,814
                                                                ----------
Total                                                           87,813,053
--------------------------------------------------------------------------

CHEMICALS (0.6%)
Mitsui Chemicals                         1,685,000              13,667,443
--------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                  VALUE(a)

JAPAN (CONT.)
COMMERCIAL BANKS (2.2%)
Mitsubishi UFJ Financial Group                 666              $8,081,196
Sumitomo Mitsui Financial Group              4,053              41,420,208
                                                                ----------
Total                                                           49,501,404
--------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.4%)
Toshiba                                  1,576,000              10,088,674
--------------------------------------------------------------------------

CONSUMER FINANCE (1.9%)
ORIX                                       147,000              42,424,235
--------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Nippon Telegraph & Telephone                 4,620              23,114,702
--------------------------------------------------------------------------

ELECTRIC UTILITIES (0.9%)
Tokyo Electric Power                       570,100              19,445,744
--------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Hitachi                                  1,390,000               9,352,390
--------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.2%)
UNY                                        296,000               3,856,649
--------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Tokyo Gas                                1,202,000               6,230,254
--------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
Sharp                                    1,387,000              23,694,536
--------------------------------------------------------------------------

MACHINERY (0.5%)
Sumitomo Heavy Inds                        972,000              10,152,897
--------------------------------------------------------------------------

MARINE (1.3%)
Mitsui OSK Lines                         2,874,000              29,955,811
--------------------------------------------------------------------------

METALS & MINING (2.3%)
JFE Holdings                               856,200              47,622,765
Sumitomo Metal Inds                        873,000               3,711,243
                                                                ----------
Total                                                           51,334,008
--------------------------------------------------------------------------

OFFICE ELECTRONICS (1.1%)
Canon                                      473,800              25,003,755
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
Nippon Mining Holdings                     764,500               5,529,674
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Leopalace21                                277,200               8,835,489
--------------------------------------------------------------------------

ROAD & RAIL (0.6%)
East Japan Railway                           2,019              14,039,714
--------------------------------------------------------------------------

TOBACCO (1.5%)
Japan Tobacco                                7,230              34,726,880
--------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.1%)
ITOCHU                                   1,327,000              11,648,220
Mitsubishi                                 183,000               3,719,582
Mitsui & Co                                582,000               9,317,369
                                                                ----------
Total                                                           24,685,171
--------------------------------------------------------------------------

LUXEMBOURG (0.2%)
MEDIA
SES FDR                                    317,200               5,534,459
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                  VALUE(a)

NETHERLANDS (7.5%)
AEROSPACE & DEFENSE (1.1%)
European Aeronautic Defence and Space      768,270             $25,676,010
--------------------------------------------------------------------------

COMMERCIAL BANKS (1.2%)
ABN AMRO Holding                           830,701              26,678,393
--------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Buhrmann                                   635,400               9,539,906
--------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.5%)
ING Groep                                1,280,624              56,253,205
--------------------------------------------------------------------------

MEDIA (0.7%)
Wolters Kluwer                             492,500              14,800,621
--------------------------------------------------------------------------

METALS & MINING (1.4%)
Arcelor Mittal                             674,697              31,723,739
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
Royal Dutch Shell Series A                 162,152               5,497,837
--------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.2%)
WIRELESS TELECOMMUNICATION SERVICES
Philippine Long Distance Telephone          98,000               5,272,355
--------------------------------------------------------------------------

SINGAPORE (0.4%)
ELECTRONIC EQUIPMENT & INSTRUMENTS
Flextronics Intl                           788,300(b)            9,167,929
--------------------------------------------------------------------------

SOUTH AFRICA (0.6%)
COMMERCIAL BANKS (0.1%)
Standard Bank Group                        243,000               3,356,668
--------------------------------------------------------------------------

FOOD PRODUCTS (0.1%)
Tiger Brands                               126,000               3,023,207
--------------------------------------------------------------------------

INSURANCE (0.4%)
Sanlam                                   2,371,000               6,181,342
--------------------------------------------------------------------------

SOUTH KOREA (1.6%)
AUTO COMPONENTS (0.2%)
Hyundai Mobis                               52,200               4,261,278
--------------------------------------------------------------------------

CHEMICALS (0.2%)
Honam Petrochemical                         66,000               5,339,834
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Industrial Bank of Korea                   194,500               3,606,368
Kookmin Bank                                53,900               4,296,210
Shinhan Financial Group                     83,700               4,367,327
                                                               -----------
Total                                                           12,269,905
--------------------------------------------------------------------------

METALS & MINING (0.4%)
POSCO                                       25,500               8,967,646
--------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Samsung Electronics                          6,700               4,151,216
--------------------------------------------------------------------------

SPAIN (1.3%)
OIL, GAS & CONSUMABLE FUELS
Repsol YPF                                 894,900              29,512,826
--------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS
  AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                  VALUE(a)

SWEDEN (0.7%)
COMMERCIAL BANKS
Nordea Bank                                975,400             $15,291,839
--------------------------------------------------------------------------

SWITZERLAND (2.5%)
CAPITAL MARKETS (1.1%)
Credit Suisse Group                        353,000              25,033,835
--------------------------------------------------------------------------

METALS & MINING (1.4%)
Xstrata                                    644,590              30,283,387
--------------------------------------------------------------------------

TAIWAN (1.5%)
COMPUTERS & PERIPHERALS (0.2%)
Compal Electronics                       5,029,569               4,567,498
--------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
AU Optronics                             1,507,920               2,016,674
Hon Hai Precision Industry                 896,400               6,155,077
                                                               -----------
Total                                                            8,171,751
--------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.9%)
Siliconware Precision Inds               4,165,457               7,088,933
Taiwan Semiconductor Mfg                 3,854,223               7,946,038
United Microelectronics                  8,081,828               5,088,740
                                                               -----------
Total                                                           20,123,711
--------------------------------------------------------------------------

THAILAND (0.1%)
OIL, GAS & CONSUMABLE FUELS
PTT                                        540,800               3,121,156
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                  VALUE(a)

UNITED KINGDOM (13.3%)
AEROSPACE & DEFENSE (1.0%)
BAE Systems                              2,605,500             $21,476,119
--------------------------------------------------------------------------

COMMERCIAL BANKS (3.4%)
Barclays                                 1,753,500              25,585,672
HBOS                                     1,091,400              23,886,516
Royal Bank of Scotland Group               701,500              28,259,909
                                                               -----------
Total                                                           77,732,097
--------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
J Sainsbury                              2,670,062              22,814,315
--------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Greene King                                255,000               5,389,358
Whitbread                                  242,686               7,767,163
                                                               -----------
Total                                                           13,156,521
--------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
George Wimpey                              813,000               8,663,057
Taylor Woodrow                             867,500               6,966,314
                                                               -----------
Total                                                           15,629,371
--------------------------------------------------------------------------

INSURANCE (2.3%)
Aviva                                    1,861,192              30,112,688
Friends Provident                        3,780,080              16,167,726
Royal & SunAlliance Insurance Group      1,520,750               4,821,092
                                                               -----------
Total                                                           51,101,506
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
BP                                         767,500               8,118,166
--------------------------------------------------------------------------

PHARMACEUTICALS (1.2%)
AstraZeneca                                500,900              28,044,481
--------------------------------------------------------------------------

TOBACCO (1.0%)
British American Tobacco                   760,800              23,164,432
--------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.7%)
Vodafone Group                          13,142,350              38,458,206
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                  VALUE(a)

UNITED STATES (0.5%)
METALS & MINING
Gerdau Ameristeel                        1,051,200             $10,631,719
--------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,552,179,251)                                      $2,161,359,340
--------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (0.7%)(c)
ISSUER                                     SHARES                 VALUE(a)

BRAZIL (0.5%)
Petroleo Brasileiro                        524,700             $11,587,754
--------------------------------------------------------------------------

FRANCE (--%)
Credit Agricole
 Rights                                    645,640(b)              538,453
--------------------------------------------------------------------------

SOUTH KOREA (0.2%)
Samsung Electronics                          8,800               4,157,561
--------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $16,039,808)                                            $16,283,768
--------------------------------------------------------------------------

MONEY MARKET FUND (2.3%)(d)
                                          SHARES                  VALUE(a)

RiverSource Short-Term Cash Fund        52,362,265(e)          $52,362,265
--------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $52,362,265)                                            $52,362,265
--------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,620,581,324)(g)                                   $2,230,005,373
==========================================================================


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS
  AT JAN. 31, 2007

 NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2006.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      TYPE OF SECURITY                                              CONTRACTS
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      Dow Jones Euro STOXX 50, March 2007                                 661

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f)   At Jan. 31, 2007, security was partially or fully on loan.

(g) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $1,620,581,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $620,776,000

      Unrealized depreciation                                     (11,352,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                $609,424,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS
  AT JAN. 31, 2007

                                                             S-6242-80 G (3/07)

                           PORTFOLIO HOLDINGS
                                   FOR
                   RIVERSOURCE INTERNATIONAL SMALL CAP
                          FUND AT JAN. 31, 2007

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.6%)(c)

ISSUER                                     SHARES                  VALUE(a)

AUSTRALIA (4.2%)
CAPITAL MARKETS (0.1%)
E*TRADE Australia                           36,965                 $95,179
--------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.0%)
Candle Australia                            36,983                 109,284
Downer EDI                                  27,200                 139,818
PMP                                        231,000(b)              369,075
Transpacific Inds Group                     37,150                 296,718
                                                                   -------
Total                                                              914,895
--------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
United Group                                14,850                 152,505
--------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.4%)
Healthscope                                 45,800                 219,585
Ramsay Health Care                          23,800                 217,091
                                                                   -------
Total                                                              436,676
--------------------------------------------------------------------------

MACHINERY (0.3%)
Bradken                                     48,934                 333,130
--------------------------------------------------------------------------

MEDIA (0.3%)
West Australian Newspapers Holdings         32,888                 347,417
--------------------------------------------------------------------------

METALS & MINING (0.8%)
Independence Group                          51,700                 178,033
Jubilee Mines                               16,750                 214,814
Kagara Zinc                                 27,900                 120,197
Sally Malay Mining                         116,300(b)              286,322
                                                                   -------
Total                                                              799,366
--------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
David Jones                                 89,600                 315,995
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
AED Oil                                     48,238(b)              172,949
Australian Worldwide Exploration           108,200(b)              216,944
                                                                   -------
Total                                                              389,893
--------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
ING Industrial Fund                        113,100                 216,080
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                VALUE(a)

AUSTRALIA (CONT.)
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
FKP Property Group                          64,500                $352,895
--------------------------------------------------------------------------

AUSTRIA (0.7%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Austria Technologie & Systemtechnik          3,572                  86,859
--------------------------------------------------------------------------

MACHINERY (0.6%)
Andritz                                      3,081                 666,561
--------------------------------------------------------------------------

BELGIUM (0.3%)
COMMUNICATIONS EQUIPMENT (0.1%)
Option                                       7,300(b)              114,788
--------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Mobistar                                     2,100                 181,859
--------------------------------------------------------------------------

BRAZIL (0.8%)
MULTILINE RETAIL (0.3%)
Lojas Renner                                20,000                 280,356
--------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Natura Cosmeticos                           20,000                 270,462
--------------------------------------------------------------------------

ROAD & RAIL (0.2%)
Localiza Rent A Car                         11,000                 333,011
--------------------------------------------------------------------------

CANADA (3.8%)
AEROSPACE & DEFENSE (0.6%)
CAE                                         64,090                 633,492
--------------------------------------------------------------------------

AIRLINES (0.4%)
Transat AT Cl B                              8,900                 243,188
WestJet Airlines                            12,600(b)              160,525
                                                                  --------
Total                                                              403,713
--------------------------------------------------------------------------

CAPITAL MARKETS (0.1%)
Canaccord Capital                            9,800                 145,509
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                 VALUE(a)

CANADA (CONT.)
ENERGY EQUIPMENT & SERVICES (0.4%)
Ensign Energy Services                       8,400                $132,932
Savanna Energy Services                     13,512(b)              210,271
Trinidad Energy Services Income Trust Unit   9,200                 104,386
                                                                  --------
Total                                                              447,589
--------------------------------------------------------------------------

INSURANCE (0.2%)
Kingsway Financial Services                 10,800                 221,948
--------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.2%)
Open Text                                   12,700(b)              238,544
--------------------------------------------------------------------------

MEDIA (0.4%)
Corus Entertainment Series B                 5,300                 220,721
Quebecor Cl B                                5,900                 194,159
                                                                  --------
Total                                                              414,880
--------------------------------------------------------------------------

METALS & MINING (1.0%)
Constellation Copper                        60,701(b)               84,092
HudBay Minerals                             16,000(b)              296,448
Lundin Mining                                7,892(b)              270,780
Major Drilling Group Intl                    7,500(b)              162,417
Northgate Minerals                          34,500(b)              129,895
                                                                  --------
Total                                                              943,632
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
Baytex Energy Trust Units                    7,100                 121,290
Oilexco                                     33,600(b)              235,595
Rally Energy                                33,700(b)              128,888
                                                                  --------
Total                                                              485,773
--------------------------------------------------------------------------

CHINA (2.6%)
CONSTRUCTION MATERIALS (0.2%)
CSG Holding Series B                       208,300                 204,235
--------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
BYD Series H                                55,500(b)              196,344
--------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
  AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                  VALUE(a)

CHINA (CONT.)
FOOD PRODUCTS (0.4%)
Celestial Nutrifoods                       118,000(b)             $116,222
China Milk Products Group                   87,000(b)               75,115
Synear Food Holdings                       187,000(b)              222,413
                                                                  --------
Total                                                              413,750
--------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
Shanghai Jin Jiang Intl
  Hotels Group Series H                    428,000(b)              258,733
--------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Huadian Power Intl Series H                430,000                 159,159
--------------------------------------------------------------------------

IT SERVICES (0.1%)
TravelSky Technology Series H               53,000                  89,360
--------------------------------------------------------------------------

MACHINERY (0.2%)
Shanghai Zhenhua Port Machinery Series B   157,000                 248,374
--------------------------------------------------------------------------

MARINE (0.2%)
China Shipping Development Series H        118,000                 165,883
--------------------------------------------------------------------------

METALS & MINING (0.4%)
Angang New Steel Series H                  184,000                 289,591
Chongqing Iron & Steel Series H            352,000                 128,255
                                                                  --------
Total                                                              417,846
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Guangzhou R&F Properties Series H           74,400                 143,484
--------------------------------------------------------------------------

SOFTWARE (0.1%)
The9 ADR                                     3,100(b)              114,235
--------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
China Hongxing Sports                       61,000                 113,542
Hongguo Intl Holdings                      266,000(b)              200,014
                                                                  --------
Total                                                              313,556
--------------------------------------------------------------------------

DENMARK (3.9%)
BEVERAGES (0.7%)
Royal Unibrew                                5,378                 744,170
--------------------------------------------------------------------------

BIOTECHNOLOGY (0.9%)
Bavarian Nordic                              4,050(b)              381,807
Genmab                                       9,188(b)              585,621
                                                                  --------
Total                                                              967,428
--------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.0%)
FLSmidth & Co                               14,959                 984,389
--------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
Bang & Olufsen Series B                      6,199                 798,198
--------------------------------------------------------------------------

MACHINERY (0.2%)
NKT Holding                                  2,850                 251,187
--------------------------------------------------------------------------

ROAD & RAIL (0.3%)
DSV                                          2,100                 362,723
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                VALUE(a)

FINLAND (2.5%)
AUTO COMPONENTS (0.4%)
Nokian Renkaat                              20,160                $399,885
--------------------------------------------------------------------------

MACHINERY (0.7%)
KCI Konecranes                              22,500                 728,997
--------------------------------------------------------------------------

METALS & MINING (0.5%)
Outokumpu                                   13,200                 530,592
--------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.9%)
Ramirent                                    14,213                 922,521
--------------------------------------------------------------------------

FRANCE (3.1%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Ingenico                                    15,519(b)              374,014
--------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Kaufman & Broad                              2,700                 175,918
--------------------------------------------------------------------------

INSURANCE (0.6%)
Euler Hermes                                 4,002                 593,345
--------------------------------------------------------------------------

MEDIA (0.4%)
SR Teleperformance                           9,366                 405,075
--------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Sechilienne-Sidec                            7,780                 422,049
--------------------------------------------------------------------------

OFFICE ELECTRONICS (0.5%)
Neopost                                      4,028                 518,267
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
Icade                                       12,270(b)              782,663
--------------------------------------------------------------------------

GERMANY (10.0%)
AEROSPACE & DEFENSE (0.3%)
Thielert                                    11,850(b)              296,682
--------------------------------------------------------------------------

AIRLINES (0.3%)
Deutsche Lufthansa                          10,850                 304,290
--------------------------------------------------------------------------

AUTO COMPONENTS (1.4%)
ElringKlinger                               15,339               1,042,306
LEONI                                        7,600                 318,897
                                                                 ---------
Total                                                            1,361,203
--------------------------------------------------------------------------

BUILDING PRODUCTS (1.3%)
Pfleiderer                                  40,580               1,303,068
--------------------------------------------------------------------------

CHEMICALS (0.2%)
Lanxess                                      4,900(b)              254,429
--------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Francotyp-Postalia Holding Series A          4,169(b)              107,566
--------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.8%)
Wincor Nixdorf                               5,250                 839,091
--------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
BAUER                                       12,616(b)              572,109
--------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
EPCOS                                       12,100(b)              222,811
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                  VALUE(a)

GERMANY (CONT.)
FOOD PRODUCTS (0.6%)
Symrise                                     23,891(b)             $630,430
--------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.7%)
Celesio                                      8,600                 491,371
Fresenius Medical Care & Co                  1,750                 234,808
                                                                 ---------
Total                                                              726,179
--------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Rational                                     2,005                 361,431
--------------------------------------------------------------------------

INSURANCE (0.4%)
AMB Generali Holding                         3,150                 466,323
--------------------------------------------------------------------------

MACHINERY (0.6%)
Demag Cranes                                 3,513(b)              222,664
WashTec                                     19,084(b)              373,336
                                                                 ---------
Total                                                              596,000
--------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
STADA Arzneimittel                           4,400                 255,320
--------------------------------------------------------------------------

SOFTWARE (0.4%)
Software                                     5,450                 420,712
--------------------------------------------------------------------------

SPECIALTY RETAIL (1.1%)
Fielmann                                    16,661               1,039,024
--------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Kloeckner & Co                              14,771(b)              648,911
--------------------------------------------------------------------------

GREECE (3.6%)
CAPITAL MARKETS (0.8%)
Marfin Financial Group                      14,830                 916,581
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
Piraeus Bank                                22,038                 795,111
--------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.9%)
Hellenic Exchanges Holding                  43,648               1,011,020
--------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Nirefs Aquaculture                          64,460                 375,664
--------------------------------------------------------------------------

METALS & MINING (0.7%)
Aluminium of Greece                         10,277                 230,984
Mytilineos Holdings                         10,540                 469,598
                                                                 ---------
Total                                                              700,582
--------------------------------------------------------------------------

HONG KONG (2.7%)
COMMUNICATIONS EQUIPMENT (0.2%)
Vtech Holdings                              31,000                 191,997
--------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.2%)
TPV Technology                             278,000                 172,242
--------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
China Natl Building Material Series H      230,000                 180,015
--------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Huabao Intl Holdings                       190,000                 106,098
--------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
  AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                  VALUE(a)

HONG KONG (CONT.)
FOOD PRODUCTS (0.3%)
Chaoda Modern Agriculture                  166,000                $117,202
Xiwang Sugar Holdings                      366,000                 178,698
                                                                 ---------
Total                                                              295,900
--------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.1%)
FU JI Food & Catering Services Holdings     50,000                 104,818
--------------------------------------------------------------------------

PHARMACEUTICALS (--%)
Far East Pharmaceutical Technology       1,181,200(b,d,e)               --
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.5%)
China Overseas Land & Investment           204,625                 227,662
China Resources Land                       210,000                 212,281
Far East Consortium Intl                   475,000                 218,879
Hang Lung Group                            175,000                 599,228
Hopson Development Holdings                107,100                 254,690
Shenzhen Investment                        376,000                 152,757
                                                                 ---------
Total                                                            1,665,497
--------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Glorious Sun Enterprises                   110,000                  55,527
--------------------------------------------------------------------------

INDONESIA (0.1%)
COMMERCIAL BANKS
Bank Danamon                               220,000                 143,358
--------------------------------------------------------------------------

IRELAND (2.6%)
BUILDING PRODUCTS (0.8%)
Kingspan Group                              31,869                 805,076
--------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
IAWS Group                                  32,020                 743,870
--------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
United Drug                                 37,100                 195,641
--------------------------------------------------------------------------

SOFTWARE (0.2%)
Norkom Group                                89,670(b)              239,395
--------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Grafton Group Unit                          49,984(b)              774,364
--------------------------------------------------------------------------

ISRAEL (0.5%)
ELECTRONIC EQUIPMENT & INSTRUMENTS
Orbotech                                    20,510(b)              491,009
--------------------------------------------------------------------------

ITALY (2.7%)
AUTO COMPONENTS (0.4%)
Brembo                                      31,100                 391,282
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Banca Piccolo Credito Valtellinese          16,702                 276,879
Banco Popolare di Verona e Novara           11,800                 372,077
                                                                 ---------
Total                                                              648,956
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                  VALUE(a)

ITALY (CONT.)
COMMUNICATIONS EQUIPMENT (0.4%)
Digital Multimedia Technologies              5,390(b)             $445,897
--------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Trevi Finanziaria                           19,200                 260,730
--------------------------------------------------------------------------

MULTI-UTILITIES (0.7%)
ASM                                        119,903                 673,268
--------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Tod's                                        4,650                 401,373
--------------------------------------------------------------------------

JAPAN (17.7%)
AIR FREIGHT & LOGISTICS (0.2%)
Kintetsu World Express                       8,400                 222,783
SBS Holdings                                     1                   2,846
                                                                 ---------
Total                                                              225,629
--------------------------------------------------------------------------

AUTO COMPONENTS (2.3%)
Eagle Industry                              44,000                 435,051
Exedy                                       15,000                 486,817
FCC                                         14,900                 368,607
KOITO MFG                                    8,000                 114,010
Nissin Kogyo                                16,700                 450,693
TBK                                         38,000                 165,694
Teikoku Piston Ring                         10,900                 113,194
Yokohama Rubber                             60,000                 345,613
                                                                 ---------
Total                                                            2,479,679
--------------------------------------------------------------------------

BEVERAGES (0.2%)
Asahi Soft Drinks                            7,500                 108,805
Oenon Holdings                              29,000                  82,236
                                                                 ---------
Total                                                              191,041
--------------------------------------------------------------------------

BUILDING PRODUCTS (0.8%)
Nichias                                     61,000                 477,681
Nitto Boseki                               111,000                 388,122
                                                                 ---------
Total                                                              865,803
--------------------------------------------------------------------------

CAPITAL MARKETS (0.4%)
Asset Managers                                 123                 272,066
Okasan Holdings                             15,000                 107,874
                                                                 ---------
Total                                                              379,940
--------------------------------------------------------------------------

CHEMICALS (1.1%)
Chugoku Marine Paints                       22,000                 173,348
Fujimi                                       3,900                 107,071
Lintec                                       7,400                 138,388
Nifco                                       14,400                 339,427
Shin-Etsu Polymer                           27,000                 340,899
Taiyo Ink Mfg                                1,300                  72,572
                                                                 ---------
Total                                                            1,171,705
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.1%)
Kagoshima Bank                               8,000                  58,763
Yamaguchi Financial Group                    4,000(b)               48,525
                                                                 ---------
Total                                                              107,288
--------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
en-japan                                        17                  82,184
Fullcast                                        31                  77,594
Moshi Moshi Hotline                          4,200                 167,067
Nissha Printing                              1,800                  57,407

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                  VALUE(a)

JAPAN (CONT.)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Park24                                       9,000                $130,282
SATO                                         2,500                  49,575
Secom Techno Service                         2,500                 103,257
Sohgo Security Services                     12,100                 236,287
                                                                 ---------
Total                                                              903,653
--------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Kyowa Exeo                                  13,000                 136,560
--------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Sumitomo Osaka Cement                      100,500                 370,633
--------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Telepark                                        48                  89,881
--------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.6%)
Hitachi Cable                               78,000                 433,208
Toyo Tanso                                   1,400                 158,457
                                                                 ---------
Total                                                              591,665
--------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
IRISO Electronics                            1,900                  66,752
Japan Aviation Electronics Industry         12,000                 170,221
Kaga Electronics                             4,100                  74,121
MACNICA                                      6,900                 217,001
Star Micronics                               6,600                 137,593
Taiyo Yuden                                 12,000                 230,013
Yaskawa Electric                            33,000                 381,862
                                                                 ---------
Total                                                            1,277,563
--------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.6%)
Modec                                        5,500                 142,796
Shinko Plantech                             47,000                 445,142
                                                                 ---------
Total                                                              587,938
--------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Morinaga & Co                                  600                   1,471
Nichirei                                    44,000                 241,360
Unicharm PetCare                             1,400                  52,800
                                                                 ---------
Total                                                              295,631
--------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
MANI                                         1,000                  74,348
Miraca Holdings                              4,300                  99,454
NIPRO                                       11,000                 205,052
Sysmex                                       4,000                 152,153
                                                                 ---------
Total                                                              531,007
--------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.6%)
BML                                         14,500                 290,164
Toho Pharmaceutical                         17,600                 307,296
                                                                 ---------
Total                                                              597,460
--------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.5%)
H.I.S.                                       7,100                 193,335
Kyoritsu Maintenance                         5,180                 119,712
Resorttrust                                  6,100                 163,414
St. Marc Holdings                            1,500                  87,942
                                                                 ---------
Total                                                              564,403
--------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
  AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                  VALUE(a)

JAPAN (CONT.)
HOUSEHOLD DURABLES (0.3%)
Kenwood                                    160,000                $260,059
ZEPHYR                                          10                  25,689
                                                                 ---------
Total                                                              285,748
--------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
DeNA                                            38(b)              136,918
--------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.1%)
Kakaku.com                                      34                 128,349
--------------------------------------------------------------------------

IT SERVICES (0.5%)
Digital Garage                                  29(b)               58,176
Hitachi Systems & Services                   5,200                 114,483
Obic                                           760                 160,875
Otsuka                                       1,600                 149,553
                                                                 ---------
Total                                                              483,087
--------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Daikoku Denki                                2,800                  57,719
--------------------------------------------------------------------------

MACHINERY (1.1%)
Amano                                        5,200                  67,775
Fuji Machine Mfg                             5,300                 102,558
Harmonic Drive Systems                          11                  59,471
Japan Steel Works                           13,000                 108,243
Nabtesco                                    15,000                 191,324
Okuma                                       13,000                 149,218
Sasebo Heavy Inds                           20,000(b)               67,506
Takeuchi Mfg                                 6,000                 289,461
Union Tool                                   2,600                 116,965
                                                                 ---------
Total                                                            1,152,521
--------------------------------------------------------------------------

MEDIA (0.4%)
Daiichikosho                                16,000                 197,904
KADOKAWA GROUP HOLDINGS                      8,000                 258,854
                                                                 ---------
Total                                                              456,758
--------------------------------------------------------------------------

METALS & MINING (0.3%)
Dowa Holdings                               39,000                 333,904
--------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Don Quijote                                 10,400                 224,368
--------------------------------------------------------------------------

PERSONAL PRODUCTS (--%)
Milbon                                       1,300                  36,311
--------------------------------------------------------------------------

PHARMACEUTICALS (0.3%)
Hisamitsu Pharmaceutical                     4,100                 119,550
Nippon Chemiphar                             7,000(b)               38,480
Tsumura & Co                                 5,000                 112,760
                                                                 ---------
Total                                                              270,790
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
ARDEPRO                                        438                 148,589
Kenedix                                         16                  76,968
Leopalace21                                  6,700                 213,556
Tosei                                          359                 415,423
                                                                 ---------
Total                                                              854,536
--------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Sankyu                                      20,000                 112,590
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                     SHARES                 VALUE(a)

JAPAN (CONT.)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.1%)
Disco                                        1,800                $113,531
Japan Electronic Materials                   8,400                 211,048
Micronics Japan                              8,000                 294,112
Mimasu Semiconductor Industry               21,300                 436,471
Miraial                                        700                  74,400
ULVAC                                        4,500                 152,844
                                                                 ---------
Total                                                            1,282,406
--------------------------------------------------------------------------

SOFTWARE (0.1%)
Works Applications                             105(b)               75,797
--------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
Culture Convenience Club                    15,900                 124,017
La Parler                                       32                  65,241
USS                                          2,560                 168,619
XEBIO                                        3,800                 115,202
                                                                 ---------
Total                                                              473,079
--------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
IBJ Leasing                                  7,300                 202,448
Trusco Nakayama                             15,600                 304,061
UFJ Central Leasing                          1,600                  78,868
                                                                 ---------
Total                                                              585,377
--------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Okinawa Cellular Telephone                      57                 161,406
--------------------------------------------------------------------------

MALAYSIA (0.5%)
HOUSEHOLD DURABLES (--%)
Wellcall Holdings                           30,600                  27,627
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
SP Setia BHD                                52,400                  89,829
--------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
DiGi.Com                                    90,200                 398,176
--------------------------------------------------------------------------

MEXICO (0.5%)
FOOD & STAPLES RETAILING (0.3%)
Controladora Comercial Mexicana            118,000                 321,760
--------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Consorcio ARA                               34,000                 228,655
--------------------------------------------------------------------------

NETHERLANDS (5.3%)
COMMERCIAL SERVICES & SUPPLIES (0.3%)
USG People                                   6,600                 279,876
--------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.5%)
Arcadis                                     12,480                 790,871
Imtech                                      11,441                 762,279
                                                                 ---------
Total                                                            1,553,150
--------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
Draka Holding                               27,523(b)              887,322
--------------------------------------------------------------------------

MACHINERY (1.3%)
Aalberts Inds                               14,615               1,353,117
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                 VALUE(a)

NETHERLANDS (CONT.)
MEDIA (0.3%)
Wolters Kluwer                              12,000                $360,624
--------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
ASM Intl                                     8,800(b)              202,275
--------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Beter Bed Holding                           11,250                 340,612
Macintosh Retail Group                       7,200                 276,388
                                                                 ---------
Total                                                              617,000
--------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Smit Intl                                    4,400                 266,067
--------------------------------------------------------------------------

NEW ZEALAND (0.2%)
AIRLINES
Air New Zealand                            136,600                 187,705
--------------------------------------------------------------------------

NORWAY (2.0%)
CAPITAL MARKETS (0.4%)
Acta Holding                                72,000                 404,066
--------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.6%)
Petroleum Geo-Services                       7,644(b)              179,753
Prosafe                                     55,995                 878,111
Sevan Marine                                54,001(b)              321,285
TGS NOPEC Geophysical                       13,800(b)              282,122
                                                                 ---------
Total                                                            1,661,271
--------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.6%)
CHEMICALS (--%)
Chemrez Technologies                       139,000                  14,264
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Megaworld                                7,878,000                 431,500
--------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Philippine Long Distance Telephone           4,000                 215,198
--------------------------------------------------------------------------

RUSSIA (0.1%)
METALS & MINING
Chelyabinsk Zink Plant GDR                   6,300(b)              104,139
--------------------------------------------------------------------------

SINGAPORE (1.8%)
FOOD & STAPLES RETAILING (0.2%)
Olam Intl                                  138,000                 178,009
--------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.3%)
Parkway Holdings                           159,600                 338,353
--------------------------------------------------------------------------

MACHINERY (0.6%)
Inter-Roller Engineering                   620,000                 351,705
SembCorp Marine                            132,000                 290,040
                                                                 ---------
Total                                                              641,745
--------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Suntec REIT                                304,000                 366,016
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Ascott Group                               162,000                 172,362
Ho Bee Investment                          135,000                 133,647
                                                                 ---------
Total                                                              306,009
--------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
  AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                VALUE(a)

SOUTH AFRICA (0.9%)
CAPITAL MARKETS (0.3%)
Investec                                    26,800                $322,425
--------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Aveng                                       58,800                 317,070
--------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Reunert                                     11,805                 139,800
--------------------------------------------------------------------------

METALS & MINING (0.2%)
Kumba Iron Ore                              12,900(b)              212,350
--------------------------------------------------------------------------

SOUTH KOREA (2.4%)
AIRLINES (0.2%)
Korean Air Lines                             4,787                 172,065
--------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Korea Kumho Petrochemical                    4,000                 125,713
--------------------------------------------------------------------------

CHEMICALS (0.7%)
Hanwha Chemical                             15,030                 198,338
LG Petrochemical                             6,500                 204,616
SSCP                                        14,100(b)              319,142
                                                                  --------
Total                                                              722,096
--------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
GS Engineering & Construction                2,700                 224,944
--------------------------------------------------------------------------

INSURANCE (0.3%)
Hyundai Marine & Fire Insurance             12,000                 155,349
Meritz Fire & Marine Insurance              17,000                 107,522
                                                                  --------
Total                                                              262,871
--------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.2%)
NHN                                          1,500                 198,726
--------------------------------------------------------------------------

MACHINERY (0.3%)
Doosan Infracore                             7,500                 154,024
Hyundai Mipo Dockyard                        1,400                 175,390
                                                                  --------
Total                                                              329,414
--------------------------------------------------------------------------

METALS & MINING (0.2%)
Korea Zinc                                   2,333                 207,738
--------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.1%)
Hansol Paper                                 8,000                 107,898
--------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.1%)
Core Logic                                   4,827                 103,655
--------------------------------------------------------------------------

SPAIN (1.4%)
COMMERCIAL BANKS (0.8%)
Banco Pastor                                40,210                 838,953
--------------------------------------------------------------------------

ELECTRIC UTILITIES (0.1%)
Red Electrica de Espana                      3,600                 145,033
--------------------------------------------------------------------------

MACHINERY (0.5%)
Mecalux                                      9,530                 470,976
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                 VALUE(a)

SWEDEN (4.6%)
BIOTECHNOLOGY (0.4%)
Q-Med                                       24,931                $370,688
--------------------------------------------------------------------------

BUILDING PRODUCTS (0.6%)
Lindab Intl                                 37,800(b)              765,606
--------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Elekta Series B                             36,482                 806,879
--------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.4%)
RaySearch Laboratories                      14,980(b)              369,693
--------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
JM                                          21,672                 583,209
--------------------------------------------------------------------------

MACHINERY (0.6%)
Munters                                     12,630                 585,955
--------------------------------------------------------------------------

MEDIA (0.7%)
Modern Times Group Series B                 11,353                 721,684
--------------------------------------------------------------------------

METALS & MINING (0.2%)
Boliden                                     10,700                 252,346
--------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
RNB Retail and Brands                       35,342                 378,890
--------------------------------------------------------------------------

SWITZERLAND (2.7%)
BIOTECHNOLOGY (0.6%)
Basilea Pharmaceutica                        2,100(b)              422,701
Speedel Holding                              1,260(b)              170,182
                                                                  --------
Total                                                              592,883
--------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Kaba Holding Series B                        1,000(b)              313,454
--------------------------------------------------------------------------

CAPITAL MARKETS (0.5%)
Compagnie Financiere Tradition               3,100                 482,955
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Banque Cantonale Vaudoise                      840                 434,988
--------------------------------------------------------------------------

INSURANCE (0.9%)
Helvetia Holding                             1,450                 566,937
Swiss Life Holding                           1,650(b)              417,101
                                                                  --------
Total                                                              984,038
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (--%)
Petroplus Holdings                             700(b)               44,749
--------------------------------------------------------------------------

TAIWAN (1.4%)
CHEMICALS (0.2%)
TSRC                                       224,000                 156,778
--------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.1%)
D-Link                                     106,700                 150,683
--------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.2%)
Catcher Technology                          18,000                 194,119
Inventec                                   172,000                 140,157
                                                                  --------
Total                                                              334,276
--------------------------------------------------------------------------

MACHINERY (0.2%)
Shin Zu Shing                               26,000                 159,400
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                 VALUE(a)

TAIWAN (CONT.)
MARINE (0.2%)
U-Ming Marine Transport                    112,000                $162,905
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Cathay Real Estate Development             238,000(b)              141,815
Huaku Construction                          74,000                 143,915
                                                                 ---------
Total                                                              285,730
--------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Sino-American Silicon Products              65,000                 194,946
--------------------------------------------------------------------------

TURKEY (1.1%)
COMMERCIAL BANKS (0.5%)
Turkiye Vakiflar Bankasi Tao Series D      160,281                 423,773
--------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Koc Holding                                 80,000                 348,295
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.3%)
Tupras Turkiye Petrol Rafinerileri          19,000                 345,870
--------------------------------------------------------------------------

UNITED KINGDOM (10.2%)
AIRLINES (0.4%)
British Airways                             41,900(b)              444,954
--------------------------------------------------------------------------

BEVERAGES (0.2%)
Britvic                                     28,700                 170,609
--------------------------------------------------------------------------

CAPITAL MARKETS (0.3%)
Henderson Group                            127,900                 345,981
--------------------------------------------------------------------------

CHEMICALS (0.2%)
Elementis                                  143,850                 231,467
--------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
Galliford Try                              112,400                 342,728
Kier Group                                   8,300                 336,448
                                                                 ---------
Total                                                              679,176
--------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
IG Group Holdings                          123,330                 664,606
--------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Abacus Group                                48,200                 177,812
Spectris                                    20,300                 313,122
                                                                 ---------
Total                                                              490,934
--------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.8%)
Punch Taverns                               35,425                 799,914
--------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.2%)
Barratt Developments                        24,200                 564,197
Persimmon                                   10,000                 273,111
Wilson Bowden                                8,600                 387,518
                                                                 ---------
Total                                                            1,224,826
--------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.7%)
Cookson Group                               63,230                 742,119
--------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
  AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                     SHARES                 VALUE(a)

UNITED KINGDOM (CONT.)
INSURANCE (0.6%)
Beazley Group                              166,800                $476,845
Hiscox                                      39,300                 196,432
                                                                  --------
Total                                                              673,277
--------------------------------------------------------------------------

IT SERVICES (0.4%)
Detica Group                                56,124                 401,943
--------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Vitec Group                                 17,800                 189,381
--------------------------------------------------------------------------

MACHINERY (0.3%)
Melrose                                     89,600                 339,757
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.7%)
Dana Petroleum                               8,400(b)              168,756
Tullow Oil                                  36,900                 289,377
Venture Production                          16,800(b)              235,021
                                                                  --------
Total                                                              693,154
--------------------------------------------------------------------------

SOFTWARE (0.4%)
NDS Group ADR                                9,081(b)              430,077
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                VALUE(a)


UNITED KINGDOM (CONT.)
SPECIALTY RETAIL (0.6%)
Jessops                                     89,100                $193,883
Lookers                                    113,000                 383,865
                                                              ------------
Total                                                              577,748
--------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Northern Rock                               20,050                 464,289
--------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
SIG                                         15,300                 350,452
--------------------------------------------------------------------------

WATER UTILITIES (0.7%)
Northumbrian Water Group                   124,270                 720,774
--------------------------------------------------------------------------

UNITED STATES (0.2%)
METALS & MINING
Gerdau Ameristeel                           18,700                 189,130
--------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $87,495,020)                                           $101,990,101
--------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (1.6%)(c)

ISSUER                                      SHARES                VALUE(a)

GERMANY
Fresenius                                    1,100                $233,079
Fuchs Petrolub                               4,785                 357,227
Hugo Boss                                   20,880               1,111,422
--------------------------------------------------------------------------

JAPAN
Dowa Holdings
  Warrants                                  39,000(b,e)            $16,595
--------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $1,366,379)                                              $1,718,323
--------------------------------------------------------------------------

MONEY MARKET FUND (1.0%)
                                          SHARES                  VALUE(a)

RiverSource Short-Term Cash Fund         1,045,629(f)           $1,045,629
--------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,045,629)                                              $1,045,629
--------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $89,907,028)(g)                                        $104,754,053
==========================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2006.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d)   Negligible market value.

(e)   Identifies issues considered to be illiquid as to their marketability.
      These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2007, is as follows:

      SECURITY                              ACQUISITION                  COST
                                               DATES
      ------------------------------------------------------------------------
      Dowa Holdings
       Warrants                               09-27-06                    $--
      Far East Pharmaceutical
       Technology                      03-10-04 thru 06-08-04         163,792

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $89,907,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $17,899,000

      Unrealized depreciation                                      (3,052,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $14,847,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
6 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS
  AT JAN. 31, 2007

                                                             S-6258-80 G (3/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     RiverSource International Managers Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 29, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   March 29, 2007